Long Term Debt - Carrying Value of Long-Term Debt Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 6,629		$ 6,071
3.050% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.05%
Issue date	Aug. 27, 2020
Maturity date	Aug. 27, 2060
Debt instrument, par value | $ / shares		$ 1,155
Long-term debt	$ 1,659		1,519
5.375% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.375%
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2046
Debt instrument, par value | $ / shares		750
Long-term debt	$ 1,067		977
Debt instrument basis points	0.40%
3.703% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.703%
Issue date	Mar. 16, 2022
Maturity date	Mar. 16, 2032
Debt instrument, par value | $ / shares		750
Long-term debt	$ 1,074		983
Debt instrument basis points	0.25%
2.396% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.396%
Issue date	Jun. 01, 2020
Maturity date	Jun. 01, 2027
Debt instrument, par value | $ / shares		200
Long-term debt	$ 287		263
Debt instrument basis points	0.30%
2.484% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.484%
Issue date	May 19, 2020
Maturity date	May 19, 2027
Debt instrument, par value | $ / shares		500
Long-term debt	$ 717		657
Debt instrument basis points	0.30%
3.527% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.527%
Issue date	Dec. 02, 2016
Maturity date	Dec. 02, 2026
Debt instrument, par value | $ / shares		270
Long-term debt	$ 388		356
Debt instrument basis points	0.20%
4.150% Senior notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.15%
Issue date	Mar. 04, 2016
Maturity date	Mar. 04, 2026
Debt instrument, par value | $ / shares		$ 1,000
Long-term debt	$ 1,437		$ 1,316
Debt instrument basis points	0.35%